Schedule of Investments (unaudited)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 93.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	805,329	$87,869,447
Total Investment Companies (Cost: $88,907,892)		87,869,447
Short-Term Securities
Money Market Funds — 47.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(a)(c)(d)	42,589,517	42,606,553
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	1,700,000	1,700,000
Total Short-Term Securities — 47.4% (Cost: $44,305,374)		44,306,553
Total Investments in Securities — 141.3% (Cost: $133,213,266)		132,176,000
Liabilities in Excess of Other Assets — (41.3)%		(38,663,183)
Net Assets — 100.0%		$93,512,817

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,533,030	$18,079,332 (a)	$—	$(3,850)	$(1,959)	$42,606,553	42,589,517	$137,054 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	1,430,000 (a)	—	—	—	1,700,000	1,700,000	23,013	—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	50,697,788	41,706,208	(5,448,139)	(867,636)	1,781,226	87,869,447	805,329	2,496,749	—
				$(871,486)	$1,779,267	$132,176,000		$2,656,816	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/05/30	USD	170	$3,366	$1	$3,365
3.66%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/04/30	USD	800	(2,540)	8	(2,548)
3.25%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/06/32	USD	200	5,884	3	5,881

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.39%	Annual	4.20%	Annual	N/A	05/06/39	USD	10	$222	$839	$(617)
3.17%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/09/48	USD	200	27,697	6	27,691
2.98%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/15/48	USD	100	16,828	3	16,825
3.07%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/05/48	USD	100	15,525	2	15,523
4.15%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/04/50	USD	200	(1,775)	6	(1,781)
2.93%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/06/52	USD	200	37,759	7	37,752
2.99%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/05/53	USD	100	18,219	3	18,216
								$121,185	$878	$120,307
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.04%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/25	USD	140	$983	$4	$979
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/26	USD	1,360	7,731	(322)	8,053
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	USD	1,600	121,161	21	121,140
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	USD	3,000	190,685	40	190,645
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	400	6,382	(117)	6,499
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/28	USD	4,360	43,752	(166)	43,918
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/28	USD	65	1,428	1	1,427
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/28	USD	380	6,304	5	6,299
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/28	USD	1,600	32,266	21	32,245
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/28	USD	1,150	25,021	15	25,006
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	USD	1,000	72,723	19	72,704

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	USD	1,500	$74,628	$27	$74,601
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/30/28	USD	400	2,607	5	2,602
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/29	USD	615	6,473	8	6,465
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/29	USD	600	4,794	(431)	5,225
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/29	USD	1,150	8,416	15	8,401
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/29	USD	108	658	78	580
2.22%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/29	USD	2,000	42,314	(458)	42,772
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/29	USD	300	4,553	(136)	4,689
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/30	USD	8,850	90,793	1,027	89,766
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/22/30	USD	1,000	12,646	4,740	7,906
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	360	66,129	7,108	59,021
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	420	76,850	10	76,840
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	USD	2,000	277,279	46	277,233
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	USD	1,440	174,894	33	174,861
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	USD	2,000	224,382	47	224,335
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	USD	580	50,738	14	50,724
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	USD	3,000	290,811	2,870	287,941
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/31	USD	600	12,340	(552)	12,892
2.25%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/31	USD	280	6,350	(64)	6,414

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/31	USD	345	$5,346	$(86)	$5,432
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	USD	15	1,039	—	1,039
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/32	USD	7,000	72,356	(1,062)	73,418
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/32	USD	940	3,077	17	3,060
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/18/32	USD	470	(368)	9	(377)
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/22/32	USD	1,000	15,908	5,352	10,556
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/16/32	USD	500	25	10	15
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/32	USD	300	2,081	5	2,076
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/09/32	USD	500	988	9	979
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/32	USD	110	2,415	2	2,413
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/33	USD	45	637	2	635
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/33	USD	98	1,693	3	1,690
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/33	USD	135	1,156	200	956
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/33	USD	90	317	2	315
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/34	USD	76	1,134	1	1,133
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/34	USD	250	2,815	6	2,809
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/18/34	USD	450	3,093	11	3,082
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/34	USD	160	1,240	4	1,236
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/34	USD	240	1,546	5	1,541

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/34	USD	266	$2,271	$58	$2,213
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/34	USD	76	563	2	561
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/34	USD	23	129	—	129
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/34	USD	550	1,298	13	1,285
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	273	(306)	(277)	(29)
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/34	USD	200	(1,368)	(91)	(1,277)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/29/34	USD	220	(1,267)	513	(1,780)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/34	USD	800	(977)	19	(996)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/34	USD	210	(790)	4	(794)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/34	USD	280	(302)	505	(807)
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/34	USD	445	9,000	(427)	9,427
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/34	USD	140	3,249	7	3,242
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/34	USD	36	503	(21)	524
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/34	USD	65	(69)	(160)	91
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/04/34	USD	518	5,771	12	5,759
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/35	USD	4,870	39,997	(2,020)	42,017
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/35	USD	127	(136)	3	(139)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/13/35	USD	100	(305)	225	(530)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/35	USD	250	1,913	(191)	2,104

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/30/35	USD	600	$5,745	$14	$5,731
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/16/35	USD	500	(743)	11	(754)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/04/35	USD	300	1,147	7	1,140
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/09/35	USD	600	(164)	14	(178)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	USD	3,050	138,050	88	137,962
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	USD	560	32,189	16	32,173
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/39	USD	40	844	(78)	922
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/39	USD	300	(855)	(1,150)	295
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/40	USD	2,750	19,706	(6,334)	26,040
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/18/40	USD	210	(1,202)	6	(1,208)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/04/40	USD	200	849	6	843
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/29/40	USD	710	(2,472)	21	(2,493)
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	500	47,181	20	47,161
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	1,000	87,131	38	87,093
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	USD	300	28,337	4	28,333
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	USD	1,335	51,511	51	51,460
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/42	USD	200	7,228	7	7,221
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	15	12	1	11
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/44	USD	40	340	93	247

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/44	USD	45	$257	$2	$255
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/44	USD	63	284	3	281
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/44	USD	134	70	5	65
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	100	(501)	4	(505)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	74	(373)	(132)	(241)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/44	USD	215	(1,245)	8	(1,253)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/44	USD	25	580	(51)	631
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/44	USD	100	1,770	(15)	1,785
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/44	USD	80	(263)	(372)	109
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/45	USD	3,000	27,843	(3,741)	31,584
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/13/45	USD	50	(298)	131	(429)
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/45	USD	100	1,378	(29)	1,407
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/45	USD	100	2,156	4	2,152
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/04/45	USD	200	900	7	893
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/45	USD	200	1,540	8	1,532
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/29/45	USD	200	(927)	8	(935)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	USD	100	4,726	5	4,721
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	USD	1,000	52,867	44	52,823
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/49	USD	70	1,651	(186)	1,837

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/49	USD	156	$3,504	$7	$3,497
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/49	USD	300	5,605	(339)	5,944
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	USD	418	81,323	(11,789)	93,112
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/50	USD	1,370	13,605	(2,342)	15,947
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/30/50	USD	100	2,375	4	2,371
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/50	USD	150	1,383	7	1,376
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	10	1,835	—	1,835
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	600	108,991	16,730	92,261
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	USD	300	35,864	15	35,849
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	USD	1,000	68,880	49	68,831
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	USD	459	30,279	23	30,256
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/53	USD	99	2,220	5	2,215
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/53	USD	50	1,221	2	1,219
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/54	USD	90	1,145	5	1,140
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/54	USD	19	(221)	1	(222)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/54	USD	60	148	215	(67)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/54	USD	33	17	1	16
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/54	USD	44	(101)	3	(104)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/54	USD	72	(370)	4	(374)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/54	USD	110	$(1,480)	$(355)	$(1,125)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/54	USD	100	(1,478)	5	(1,483)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/54	USD	92	1,936	(361)	2,297
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/54	USD	10	208	—	208
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/54	USD	29	426	(113)	539
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/54	USD	200	(1,161)	(1,167)	6
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/55	USD	1,520	11,437	(2,876)	14,313
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/55	USD	220	3,962	331	3,631
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/55	USD	200	5,473	10	5,463
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/55	USD	120	1,072	6	1,066
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/09/55	USD	130	(299)	6	(305)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/29/55	USD	32	(199)	1	(200)
							$2,996,612	$3,198	$2,993,414
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$87,869,447	$—	$—	$87,869,447
Short-Term Securities
Money Market Funds	44,306,553	—	—	44,306,553
	$132,176,000	$—	$—	$132,176,000
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$3,012,019	$—	$3,012,019
Interest Rate Contracts	—	125,253	—	125,253
Liabilities
Inflation Linked Contracts	—	(18,605)	—	(18,605)
Interest Rate Contracts	—	(4,946)	—	(4,946)
	$—	$3,113,721	$—	$3,113,721

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate